MFA 2023-NQM4 Trust  ABS-15G

Exhibit 99.07

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
66960			XXX	Borrower 1 Citizen	the1003Page	XXX	XXX	XXX
66990			XXX	Borrower 1 Citizen	the1003Page	XXX	XXX	XXX
66966			XXX	Property Type	propertyValuationPage	XXX	XXX	XXX
68704			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	XXX